se statements.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                               PORTFOLIOS
                                                                                 IN FUND             OTHER
      NAME, ADDRESS                           PRINCIPAL                          COMPLEX         DIRECTORSHIPS
     AGE OF TRUSTEE                         OCCUPATION(S)                      OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer                 114            None
1345 Avenue of the Americas,     and a Director of ACMC**, with
New York, NY 10105 (13)          which he has been associated since
                                 prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice                 15            He is a director of
200 East 66th Street,            President of The Federal Reserve                                  Fuji Bank and Trust Co.
New York, NY  10021 (10)         Bank of New York and manager for
                                 foreign operations for The Federal
                                 Reserve System. He is
                                 Executive-In-Residence at the
                                 School of International and Public
                                 Affairs, Columbia University. He is
                                 also a director of Fuji Bank and
                                 Trust Co.

Charles H.P. Duell, 64           President of Middleton Place                        15            Trustee Emeritus of
Middleton Place Foundation,      Foundation with which he has been                                 the National Trust for
4300 Ashley River Road,          associated since prior to 1997. He                                Historic Preservation
Charleston,                      is also a Trustee Emeritus of the                                 and Chairman of the
South Carolina 29414 (17)        National Trust for Historic                                       Board of Architectural
                                 Preservation and serves as Chairman                               Review, City of
                                 of the Board of Architectural                                     Charleston
                                 Review, City of Charleston.

William H. Foulk, Jr., 69        An Investment Adviser and an                       109            None
2 Sound View Drive,              Independent Consultant. He was
Suite 100, Greenwich,            formerly Senior Manager of Barrett
CT  06830 (18)                   Associates, Inc., a registered
                                 investment adviser, with which he
                                 had been associated since prior to
                                 1997. He was formerly Deputy
                                 Comptroller of the State of New
                                 York and, prior thereto, Chief
                                 Investment Officer of the New York
                                 Bank for Savings.

David K. Storrs, 58              President and Chief Executive                       15            None
65 South Gate Lane,              Officer of Alternative Investment
Southport, CT  06490 (13)        Group, LLC (an investment firm). He
                                 was formerly President of The
                                 Common Fund (investment management
                                 for educational institutions) with
                                 which he had been associated since
                                 prior to 1997.

Shelby White, 63,                An author and financial journalist.                 15            None
One Sutton Place South,
New York, NY  10022 (10)

                                    Alliance Municipal Trust - General Portfolio
================================================================================

OFFICERS

     NAME, ADDRESS*                POSITION(S) HELD                           PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                              DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman                               See biography above.

Ronald M. Whitehill, 64          President                              Senior Vice President of ACMC** and
                                                                        President and Chief Executive
                                                                        Officer of Alliance Cash Management
                                                                        Services with which he has been
                                                                        associated since prior to 1997.

Kathleen A. Corbet, 42           Senior Vice President                  Executive Vice President of ACMC**
                                                                        with which she has been associated
                                                                        since prior to 1997.

Drew A. Biegel, 51               Senior Vice President                  Vice President of ACMC** with which
                                                                        he has been associated since prior
                                                                        to 1997.

John R. Bonczek, 42              Senior Vice President                  Senior Vice President of AFD** with
                                                                        which he has been associated since
                                                                        prior to 1997.

Doris T. Ciliberti, 38           Senior Vice President                  Vice President of AFD** with which
                                                                        she has been associated since prior
                                                                        to 1997.

Patricia Ittner, 51              Senior Vice President                  Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

Robert I. Kurzweil, 51           Senior Vice President                  Vice President of AFD** with which
                                                                        he has been associated since prior
                                                                        to 1997.

William E. Oliver, 52            Senior Vice President                  Senior Vice President of ACMC**
                                                                        with which he has been associated
                                                                        since prior to 1997.

Raymond J. Papera, 46            Senior Vice President                  Senior Vice President of ACMC**
                                                                        with which he has been associated
                                                                        since prior to 1997.

Frances M. Dunn, 31              Vice President                         Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

William J. Fagan, 40             Vice President                         Assistant Vice President of AFD**
                                                                        with which he has been associated
                                                                        since prior to 1997.

Linda N. Kelley, 41              Vice President                         Assistant Vice President of AFD**
                                                                        with which she has been associated
                                                                        since prior to 1997.

Joseph LaSpina, 41               Vice President                         Vice President of AFD** with which
                                                                        he has been associated since prior
                                                                        to 1997.

Eileen M. Murphy, 30             Vice President                         Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

Maria C. Sazon, 36               Vice President                         Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

     NAME, ADDRESS*                POSITION(S) HELD                 PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                    DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52        Secretary                  Senior Vice President and the
                                                            General Counsel of AFD** and AGIS**
                                                            with which he has been associated
                                                            since prior to 1997.

Mark D. Gersten, 51              Treasurer and Chief        Senior Vice President of AGIS** and
                                 Financial Officer          Vice President of AFD** with which
                                                            he has been associated since prior
                                                            to 1997.

Thomas R. Manley, 50             Controller                 Vice President of ACMC** with which
                                                            he has been associated since prior
                                                            to 1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

Alliance Municipal Trust - General Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTAR0602
                           83,599,000
                                                                --------------
                INDIANA-5.6%
                City of Indianapolis
                (Local Public Improvement
                Bond Bank Notes)
                Series 01E
    5,450       7/09/02..........................     1.58           5,450,970
                City of Indianapolis
                Local Public Improvement
                Bond Bank Notes
                Series 02A
    4,000       1/09/03 (b)......................     1.49           4,018,651
                City of Indianapolis
                MFHR
                (Nora Pines Apts. Proj.)
                Series 01 AMT
    5,000       10/15/31 (b).....................     1.35           5,000,000
                Gibson County PCR
                (Toyota Motor
                Manufacturing Project)
                Series 00A AMT
    6,000       1/01/30 (b)......................     1.30           6,000,000
                Gibson County PCR
                (Toyota Motor
                Manufacturing Project)
                Series 98 AMT
   10,000       1/01/28 (b)......................     1.30          10,000,000
                Gibson County PCR
                (Toyota Motor
                Manufacturing Project)
                Series 99A AMT
    3,000       1/01/29 (b)......................     1.30           3,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Indiana Health Facility
                Financing Authority
                (Ascension Health)
                Series 99B
  $11,360       11/15/39 (b).....................     1.20%     $   11,360,000
                Indiana University
                Revenue
                (Student Residence
                Systems)
                Series 98
    6,215       11/01/18 (b).....................     1.20           6,215,000
                Princeton IDA
                (Orion Denki America,
                Inc. Project)
                Series 87 AMT
    3,845       5/01/17 (b)......................     1.60           3,845,000
                Valparaiso IDA
                (Block Heavy & Highway
                Products)
                Series 99 AMT
    3,905       5/01/19 (b)......................     1.40           3,905,000
                Westfield IDR
                (PL Porter Project)
                Series 89 AMT
    4,500       12/01/09 (b).....................     1.43           4,500,000
                Whiting Enviromental
                Facility Revenue
                (BP Amoco)
                Series 02 AMT
    7,300       7/01/35 (b)......................     1.95           7,300,000
                                                                --------------
                                                                    70,594,621
                                                                --------------
                KANSAS-0.9%
                Dodge City IDR
                (Farmland National
                Beef Packing Co.)
                Series 00 AMT
    6,000       3/01/15 (b)......................     1.50           6,000,000
                Liberal IDR
                (Farmland National
                Beef Packing Co.)
                Series 00 AMT
    5,850       10/01/09 (b).....................     1.50           5,850,000
                                                                --------------
                                                                    11,850,000
                                                                --------------
                KENTUCKY-3.3%
                Bowling Green IDR
                (Woodcraft Industries,
                Inc.)
                Series 95 AMT
    5,400       3/01/25 (b)......................     1.50           5,400,000
                Henderson
                (Kentucky Hospital
                Association Health
                Facility Loan)
                Series 00A
   12,870       12/01/30 (b).....................     1.75          12,870,000
                Jefferson County IDA
                (Strawberry Lane Venture)
                AMT
    2,120       7/01/19 (b)......................     1.55           2,120,000
                Kentucky Development
                Finance Authority
                (Hesco Project) AMT
    5,800       2/01/08 (b)......................     1.45           5,800,000
                Kentucky Rural
                Economic Development
                Authority
                (Heaven Hill Project)
                AMT
    2,400       10/01/16 (b).....................     1.55           2,400,000
                Louisville & Jeff
                Regional Kentucky
                Authority
                Series 9 7AA-1 AMT
    4,400       6/30/05 (b)......................     1.50           4,400,000
                Montgomery County
                (Conn Fineblanking Corp.
                Project)
                Series 96 AMT
    5,500       8/01/15 (b)......................     1.45           5,500,000
                Perry County SWDR
                (TJ International Project)
                Series 98 AMT
    3,355       9/01/28 (b)......................     1.40           3,355,000
                                                                --------------
                                                                    41,845,000
                                                                --------------
                LOUISIANA-0.6%
                Caddo-Bossier Port
                (Oakley Louisiana, Inc.
                Proj.)
                Series 98 AMT
    3,715       1/01/28 (b)......................     1.45           3,715,000
                Lincoln Parish SWDR
                (Willamette Industries
                Project)
                Series 96 AMT
      500       4/01/26 (b)......................     1.30             500,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Plaquemines Parish
                IDR
                (BP Exploration & Oil)
                Series 95
   $3,800       5/01/25 (b)......................     1.95%     $    3,800,000
                                                                --------------
                                                                     8,015,000
                                                                --------------
                MAINE-0.7%
                Maine MFHR
                (Park Village Apts.)
                AMT
    9,000       10/28/32 (b).....................     1.30           9,000,000
                                                                --------------
                MARYLAND-0.9%
                Maryland EDA
                Student Hsg.
                (University of Maryland
                Baltimore)
                Series 02 AMT
    4,500       11/01/31 (b).....................     1.25           4,500,000
                Maryland Stadium
                Authority
                (Sports Facilities Lease)
                Series 99 AMT
    7,405       12/15/19 (b).....................     1.30           7,405,000
                                                                --------------
                                                                    11,905,000
                                                                --------------
                MASSACHUSETTS-1.2%
                Massachusetts Health &
                Educational Facilities
                Authority
                (Harvard University Issue)
                Series 00Y
   15,000       7/01/35 (b)......................     1.20          15,000,000
                                                                --------------
                MICHIGAN-3.0%
                Michigan State
                (Grant Anticipation Notes)
                Series 01B
    5,000       9/15/08 (b)......................     1.20           5,000,000
                Michigan Strategic Fund
                (Donnelly Corp. Project)
                Series A AMT
    2,000       3/01/10 (b)......................     1.30           2,000,000
                Michigan Strategic Fund
                (Republic Services,
                Inc. Proj.)
                Series 01 AMT
    5,000       8/01/31 (b)......................     1.40           5,000,000
                Wayne Airport Revenue
                (Detroit-Wayne County
                Airport)
                Series 02A AMT
   11,000       12/01/32 (b).....................     1.45          11,000,000
                Wayne Airport Revenue
                (Detroit-Wayne County
                Airport)
                Series 96A AMT
   14,460       12/01/16 (b).....................     1.35          14,460,000
                                                                --------------
                                                                    37,460,000
                                                                --------------
                MINNESOTA-0.8%
                Hennepin County
                MFHR
                (City Apts. at Loring Park)
                Series 01 AMT
    2,600       6/15/34 (b)......................     1.50           2,600,000
                New Ulm
                Hospital Facilities
                (Health Center Systems)
                Series 85
    2,600       8/01/14 (b)......................     1.50           2,600,000
                St. Louis Park MFHR
                (Newport on Seven Apts.)
                Series 01 AMT
    5,120       9/15/31 (b)......................     1.45           5,120,000
                                                                --------------
                                                                    10,320,000
                                                                --------------
                MISSISSIPPI-3.7%
                Mississippi Business
                Finance Corp.
                (H.M. Richards, Inc. Proj.)
                Series 01 AMT
    2,800       12/01/16 (b).....................     1.45           2,800,000
                Mississippi Business
                Finance Corp.
                (Jackson Medical Mall
                Foundation)
                Series 00A
    6,000       11/01/18 (b).....................     1.30           6,000,000
                Mississippi Business
                Finance Corp. IDR
                (Corinthian, Inc. Project)
                Series 01 AMT
    5,800       6/01/16 (b)......................     1.45           5,800,000
                Mississippi Business
                Finance Corp. IDR
                (Silver Creek Co. Project)
                Series 01 AMT
    7,710       6/01/19 (b)......................     1.45           7,710,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Mississippi Home Corp.
                MFHR
                (Highland Park Apts.)
                Series 01-4 AMT
  $ 7,500       12/01/31 (b).....................     1.55%     $    7,500,000
                Mississippi Home Corp.
                MFHR
                (Summer Park Apts.)
                Series 99D-1 AMT
    9,800       10/01/29 (b).....................     1.45           9,800,000
                Prentiss County IDA
                (Heidelberg Eastern) AMT
    6,650       10/01/17 (b).....................     1.90           6,650,000
                                                                --------------
                                                                    46,260,000
                                                                --------------
                MISSOURI-0.3%
                St. Louis IDA
                (Hammert's Iron Works,
                Inc.)
                Series 99 AMT
    3,900       6/01/09 (b)......................     1.35           3,900,000
                                                                --------------
                NEBRASKA-0.2%
                York County IDR
                (Epco Carbondioxide
                Products)
                Series 98 AMT
    2,100       9/01/08 (b)......................     1.45           2,100,000
                                                                --------------
                NEVADA-1.8%
                Clark County IDR
                (Nevada Cogoneration
                Assoc. 2)
                Series 92 AMT
    7,000       12/01/22 (b).....................     2.00           7,000,000
                Director Business &
                Industry PCR
                (Barrick Goldstrike Mines)
                AMT
   10,000       6/01/29 (b)......................     1.35          10,000,000
                Nevada Business &
                Industry Department
                (575 Mill St. Project)
                Series 98A AMT
    3,380       12/01/28 (b).....................     1.45           3,380,000
                Nevada Housing Division
                MFHR
                (City Center Las Vegas
                Project)
                Series 02A
    1,750       4/01/35 (b)......................     1.35           1,750,000
                                                                --------------
                                                                    22,130,000
                                                                --------------
                NEW YORK-3.9%
                New York State HFA
                (150 East 44th Street)
                Series 00 AMT
   49,800       5/15/32 (b)......................     1.20          49,800,000
                                                                --------------
                NORTH
                CAROLINA-1.1%
                Johnston County IDA
                (Mebane Packaging Corp.)
                AMT
    2,381       6/01/03 (b)......................     1.35           2,381,152
                North Carolina
                Educational Facilities
                Finance Agency
                (Gardner Webb University)
                Series 99
    2,500       7/01/19 (b)......................     1.25           2,500,000
                North Carolina
                Educational Facilities
                Finance Agency
                (Gaston Day School)
                Series 00
    3,690       7/01/20 (b)......................     1.25           3,690,000
                North Carolina Medical
                Care Commission
                (Cleveland Regional
                Medical Center Project)
                Series 01
      940       1/01/18 (b)......................     1.25             940,000
                Randolph County PCR
                (Wellmark, Inc. Project)
                Series 01 AMT
    2,180       2/01/16 (b)......................     1.40           2,180,000
                University of
                North Carolina
                Chapel Hill
                (Board of Governors)
                Series 01B
    2,625       12/01/25 (b).....................     1.00           2,625,000
                                                                --------------
                                                                    14,316,152
                                                                --------------
                NORTH DAKOTA-1.4%
                Hebron IDA
                (Dacco Inc. Project)
                Series 98 AMT
    3,065       3/01/15 (b)......................     1.50           3,065,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Richland County
                SWDR
                (Minnesota-Dakota Farmers
                Cooperative Project)
                Series 02 AMT
  $14,000       4/01/19 (b)......................     1.45%     $   14,000,000
                                                                --------------
                                                                    17,065,000
                                                                --------------
                OHIO-0.1%
                Ohio SWDR
                (BP Exploration & Oil
                Project)
                Series 01 AMT
    1,000       8/01/34 (b)......................     1.95           1,000,000
                                                                --------------
                OKLAHOMA-0.2%
                Broken Arrow Economic
                Development Authority
                (Paragon Films Project)
                AMT
    1,970       8/01/04 (b)......................     1.63           1,970,000
                                                                --------------
                OREGON-0.8%
                Gilliam County SWDR
                (Waste Management
                Project)
                Series 00A AMT
    5,900       8/01/25 (b)......................     1.40           5,900,000
                Oregon Economic
                Development Authority
                (Toyo Tanso USA)
                Series CXLVII AMT
    3,000       2/01/12 (b)......................     3.35           3,000,000
                Oregon Economic
                Development Corp.
                (McFarland Cascade
                Project)
                AMT
    1,690       11/01/16 (b).....................     1.50           1,690,000
                                                                --------------
                                                                    10,590,000
                                                                --------------
                PENNSYLVANIA-2.0%
                Blair County IDA
                ( The Village at
                Penn State Project)
                Series 02C
    5,000       1/01/11 (b)......................     1.29           5,000,000
                Elk County IDA
                (Willamette Industries,
                Inc. Project)
                Series 92 AMT
    7,000       8/01/10 (b)......................     1.30           7,000,000
                Pennsylvania
                Higher Education
                (Student Loan Revenue
                Bonds)
                Series 01B AMT PPB
   13,700       1/01/17 (b)......................     1.98          13,857,797
                                                                --------------
                                                                    25,857,797
                                                                --------------
                RHODE ISLAND-0.7%
                Rhode Island
                (Student Loan Revenue)
                Series 95-1 AMT
    4,200       7/01/19 (b)......................     1.35           4,200,000
                Rhode Island
                (Student Loan Revenue)
                Series 96-2 AMT
    5,000       6/01/26 (b)......................     1.35           5,000,000
                                                                --------------
                                                                     9,200,000
                                                                --------------
                SOUTH
                CAROLINA-2.2%
                Florence County PCR
                (Roche Carolina, Inc.
                Project)
                Series 97 AMT
    1,150       4/01/27 (b)......................     1.95           1,150,000
                Marlboro County
                SWDR
                (Willamette Industries,
                Inc. Project)
                Series 96 AMT
    5,500       6/01/23 (b)......................     1.30           5,500,000
                South Carolina Jobs
                Economic Development
                Authority
                (Southeastern Fly Ash Co.
                Project)
                Series 00 AMT
   12,000       1/01/14 (b)......................     1.35          12,000,000
                South Carolina Jobs
                Economic Development
                Authority
                (Titan Wheel International,
                Inc. Project)
                Series 95 AMT
    9,500       2/01/10 (b)......................     1.35           9,500,000
                                                                --------------
                                                                    28,150,000
                                                                --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                TENNESSEE-0.6%
                Fayetteville &
                Lincoln County IDR
                (V.A.W. of America Project)
                Series 97 AMT
   $2,800       10/01/12 (b).....................     1.40%     $    2,800,000
                Volunteer State
                Student Funding Corp.
                Series 87A-3 AMT
    4,900       12/01/17 (b).....................     1.30           4,900,000
                                                                --------------
                                                                     7,700,000
                                                                --------------
                TEXAS-9.1%
                Bexar County
                Health Facilities
                Development Corp.
                (Air Force Village)
                Series 00
    4,000       8/15/30 (b)......................     1.25           4,000,000
                Brazos Higher
                Education Authority
                (Student Loan Revenue)
                Series 93B-1 AMT
    1,500       6/01/23 (b)......................     1.30           1,500,000
                Brazos River Harbor
                Navigation District
                (Joint Venture Project)
                Series 98 AMT
    7,100       9/01/18 (b)......................     1.95           7,100,000
                Brazos River Harbor
                Navigation District
                (Merey Sweeny LP Project)
                Series 01B AMT
    1,100       4/01/21 (b)......................     1.95           1,100,000
                Brazos River Harbor
                Navigation District
                (Merey Sweeny LP Project)
                Series 02A AMT
    7,700       4/01/21 (b)......................     1.95           7,700,000
                Camp County IDA
                (Pilgrims Pride Corp.)
                Series 99 AMT
    8,000       7/01/29 (b)......................     1.35           8,000,000
                Corpus Christi IDA
                (De Dietrich, Inc.)
                Series 88 AMT
    3,000       11/01/08 (b).....................     1.45           3,000,000
                Corpus Christi IDA
                (De Dietrich, Inc.)
                Series 89 AMT
    2,000       11/01/08 (b).....................     1.45           2,000,000
                Gulf Coast IDA
                (Citgo Petroleum Corp.
                Project)
                Series 02 AMT
    3,500       2/01/32 (b)......................     1.95           3,500,000
                Gulf Coast PCR
                (Amoco Oil Co.)
                Series 93 AMT
    3,700       5/01/23 (b)......................     1.95           3,700,000
                Gulf Coast PCR
                (Amoco Oil Co.)
                Series 94 AMT
    6,200       6/01/24 (b)......................     1.95           6,200,000
                Gulf Coast SWDR
                (Amoco Oil Co.)
                Series 95 AMT
    5,040       7/01/27 (b)......................     1.95           5,040,000
                Gulf Coast SWDR
                (Amoco Oil Co.)
                Series 97 AMT
    5,400       1/01/26 (b)......................     1.95           5,400,000
                Gulf Coast SWDR
                (Amoco Oil Co.)
                Series 98 AMT
    1,000       1/01/26 (b)......................     1.95           1,000,000
                Port Arthur
                Navigation District
                (Jefferson County-
                Motiva Enterprises)
                Series 01 AMT
   10,945       12/01/27 (b).....................     1.60          10,945,000
                Port Beaumont IDR
                (EPCO Carbondioxide
                Products)
                Series 98 AMT
    3,500       5/01/08 (b)......................     1.45           3,500,000
                Port of Corpus Christi
                (Koch Petroleum)
                Series 00 AMT
   12,900       11/01/25 (b).....................     1.40          12,900,000
                Texas TRAN
                Series 01
   15,000       8/29/02..........................     3.75          15,030,297
                Westside Calhoun PCR
                (BP Chemicals, Inc.
                Project)
                Series 00 AMT
   13,900       10/01/30 (b).....................     1.95          13,900,000
                                                                --------------
                                                                   115,515,297
                                                                --------------

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                UTAH-0.4%
                Salt Lake County IDR
                (SPS Technologies, Inc.
                Project)
                AMT
   $4,500       12/01/12 (b).....................     1.55%     $    4,500,000
                                                                --------------
                VIRGINIA-2.5%
                Dinwiddie County IDA
                (Chaparral Steel Project)
                Series 99A
    9,200       8/01/29 (b)......................     2.00           9,200,000
                Henrico EDA
                (White Oak
                Semiconductor)
                Series 00 AMT
   21,188       10/01/27 (b).....................     1.35          21,188,000
                King George County
                IDA SWDR
                (Garnet of VA, Inc.)
                Series 96 AMT
    1,690       9/01/21 (b)......................     1.35           1,690,000
                                                                --------------
                                                                    32,078,000
                                                                --------------
                WASHINGTON-9.2%
                Issaquah
                Community Properties
                Series 01B
   17,000       2/15/21 (b)......................     1.30          17,000,000
                Port of Port Angeles
                IDR
                (Daishowa America
                Project)
                Series 92 AMT
   11,550       12/01/07 (b).....................     1.40          11,550,000
                Port of Port Angeles
                IDR
                (Daishowa America
                Project)
                Series 92B AMT
    6,000       8/01/07 (b)......................     1.40           6,000,000
                Washington Economic
                Development Finance
                Authority
                (Darigold, Inc./Westfarm
                Foods)
                Series 01 AMT
    7,375       8/01/24 (b)......................     1.45           7,375,000
                Washington Economic
                Development Finance
                Authority SWDR
                (Waste Management
                Project)
                Series 00H AMT
    6,825       10/01/25 (b).....................     1.40           6,825,000
                Washington Housing
                Finance Commission
                MFHR
                (Assisted Living Concepts)
                AMT
    5,800       1/01/17 (b)......................     1.50           5,800,000
                Washington Housing
                Finance Commission
                MFHR
                (Brittany Park Project)
                Series A AMT
    8,405       11/01/21 (b).....................     1.40           8,405,000
                Washington Housing
                Finance Commission
                MFHR
                (Evergreen Ridge Apts.
                Project)
                AMT
    2,180       12/01/24 (b).....................     1.50           2,180,000
                Washington Housing
                Finance Commission
                MFHR
                (Hamilton Place) AMT
    2,825       7/01/28 (b)......................     1.40           2,825,000
                Washington Housing
                Finance Commission
                MFHR
                (Heatherstone Apts.)
                Series 95 AMT
    8,545       7/01/25 (b)......................     1.40           8,545,000
                Washington Housing
                Finance Commission
                MFHR
                (Larkin Place Apts.)
                Series 96 AMT
    5,235       7/01/28 (b)......................     1.40           5,235,000
                Washington Housing
                Finance Commission
                MFHR
                (LTC Properties Inc.
                Project) AMT
    1,920       12/01/15 (b).....................     1.50           1,920,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Washington Housing
                Finance Commission
                MFHR
                (Marketplace Apts.)
                Series 97A AMT
   $6,020       7/01/29 (b)......................     1.40%     $    6,020,000
                Washington Housing
                Finance Commission
                MFHR
                (Merrill Gardens Apts.)
                Series 97A AMT
    2,400       7/01/22 (b)......................     1.35           2,400,000
                Washington Housing
                Finance Commission
                MFHR
                (Oxford Square Apts.)
                Series 98A AMT
    2,250       12/01/28 (b).....................     1.50           2,250,000
                Washington Housing
                Finance Commission
                MFHR
                (Pacific Inns Apts. Project)
                Series A AMT
    2,575       5/01/28 (b)......................     1.50           2,575,000
                Washington Housing
                Finance Commission
                MFHR
                (Sherwood Springs Apts.)
                Series 97 AMT
    3,720       9/01/27 (b)......................     1.50           3,720,000
                Washington Housing
                Finance Commission
                MFHR
                (Twin Ponds)
                Series 98A AMT
    5,515       2/01/28 (b)......................     1.40           5,515,000
                Washington Housing
                Finance Commission
                MFHR
                (Whisperwood Apts.
                Project)
                Series 02A AMT
    4,740       5/15/35 (b)......................     1.35           4,740,000
                Washington SWDR
                (Waste Management
                Project)
                Series 01C AMT
    5,500       2/01/26 (b)......................     1.40           5,500,000
                                                                --------------
                                                                   116,380,000
                                                                --------------
                WEST VIRGINIA-2.2%
                Marion County SWDR
                (Grant Town Cogeneration
                Project)
                Series 91B AMT
   10,670       10/01/17 (b).....................     1.30          10,670,000
                Marion County SWDR
                (Grant Town Cogeneration
                Project)
                Series 92A AMT
    9,700       10/01/17 (b).....................     1.35           9,700,000
                Putnam County
                (Flexsys America Project)
                Series A AMT
    5,000       10/01/25 (b).....................     1.35           5,000,000
                West Virginia Hospital
                Finance Authority
                (WVHA Pooled Loan
                Finance Program)
                Series 00A
    2,905       8/01/30 (b)......................     1.55           2,905,000
                                                                --------------
                                                                    28,275,000
                                                                --------------
                WISCONSIN-1.8%
                Antigo Wisconsin IDA
                (Plaspack USA, Inc.)
                Series 98A AMT
    2,100       12/01/18 (b).....................     1.40           2,100,000
                Farmington IDR
                (Swiss Valley Farms Co.
                Project)
                Series 00 AMT
    2,850       11/01/20 (b).....................     1.40           2,850,000
                Kaukauna IDR
                (Valley Tissue)
                Series A AMT
    1,985       9/01/20 (b)......................     1.40           1,985,000
                Ladysmith SWDR
                (Cityforest Corp. Project)
                Series 98 AMT
    6,810       3/01/28 (b)......................     4.50           6,810,000
                Onalaska IDA
                (Empire Screen Printing)
                Series 98 AMT
    1,855       5/01/18 (b)......................     1.40           1,855,000
                Wisconsin Housing &
                Economic Development
                Authority
                Series 02C
    3,000       9/01/22 (b)......................     1.30           3,000,000

STATEMENT OF NET ASSETS (continued) Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Wisconsin Housing &
                Economic Development
                Authority
                Series A AMT
   $3,945       5/01/32 (b)......................     1.30%     $    3,945,000
                                                                --------------
                                                                    22,545,000
                                                                --------------
                WYOMING-2.4%
                Campbell County IDR
                (Two Elk Power Project)
                Series 01 AMT
   30,000       12/03/02.........................     2.10          30,000,000
                                                                --------------
                Total Municipal Bonds
                (amortized cost
                $1,096,960,867)..................                1,096,960,867
                                                                --------------
                COMMERCIAL
                PAPER-16.1%
                COLORADO-3.6%
                Denver Airport
                (Subordinative Revenue
                Bond)
                Series 00A AMT
   12,200       8/09/02..........................     1.35          12,200,000
                Denver Airport
                (Subordinative Revenue
                Bond)
                Series 00A AMT
   10,200       9/10/02..........................     1.35          10,200,000
                Denver Airport
                (Subordinative Revenue
                Bond)
                Series 00A AMT
   10,000       9/24/02..........................     1.40          10,000,000
                Denver Airport
                (Subordinative Revenue
                Bond)
                Series 00A AMT
   13,000       9/03/02..........................     1.68          13,000,000
                                                                --------------
                                                                    45,400,000
                                                                --------------
                FLORIDA-3.0%
                Indian River
                (Hospital District)
                Series 90
    6,600       8/09/02..........................     1.45           6,600,000
                Miami-Dade Aviation
                (Miami International
                Airport)
                Series A AMT
   10,000       8/01/02..........................     1.30          10,000,000
                Miami-Dade Aviation
                (Miami International
                Airport)
                Series A AMT
   13,500       8/07/02..........................     1.33          13,500,000
                Miami-Dade Aviation
                (Miami International
                Airport)
                Series A AMT
    7,844       11/01/02.........................     1.50           7,844,000
                                                                --------------
                                                                    37,944,000
                                                                --------------
                KENTUCKY-2.4%
                Pendleton County
                (Kentucky Assoc. of
                County Leasing)
   30,000       9/06/02..........................     1.45          30,000,000
                                                                --------------
                MINNESOTA-0.8%
                St. Paul Metropolitan
                Airport
                Series B AMT
   10,500       9/09/02..........................     1.55          10,500,000
                                                                --------------
                MISSISSIPPI-2.1%
                Mississippi Business
                Finance Corp. SWDR
                (Choctaw Project)
                Series 98 AMT
   26,700       7/19/02..........................     1.40          26,700,000
                                                                --------------
                NEW YORK-0.8%
                New York State
                Power Authority
                Series 2
   10,000       8/01/02..........................     1.35          10,000,000
                                                                --------------
                PENNSYLVANIA-0.8%
                Venango IDA
                (Scrubgrass Project)
                Series B AMT
   10,000       8/09/02..........................     1.40          10,000,000
                                                                --------------
                TEXAS-1.9%
                City of Austin
                (Travis & Williamson
                County)
                Series A
    8,650       7/10/02..........................     1.35           8,650,000
                City of Austin
                (Travis & Williamson
                County)
                Series A
    8,500       11/08/02.........................     1.45           8,500,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

 Principal
  Amount
   (000)        Security(a)                          Yield               Value
------------------------------------------------------------------------------
                Irving Water & Sewer
                System Revenue
                Series A
   $6,750       8/08/02..........................     1.35%     $    6,750,000
                                                                --------------
                                                                    23,900,000
                                                                --------------
                WASHINGTON-0.7%
                Port of Seattle
                Series 01B-1 AMT
    3,500       11/04/02.........................     1.50           3,500,000
                Port of Seattle
                Series 01B-2 AMT
    5,800       9/03/02..........................     1.60           5,800,000
                                                                --------------
                                                                     9,300,000
                                                                --------------
                Total Commercial Paper
                (amortized cost
                $203,744,000)....................                  203,744,000
                                                                --------------

                                                                    Value
------------------------------------------------------------------------------
                TOTAL
                INVESTMENTS-102.7%
                (amortized cost
                $1,300,704,867)..................               $1,300,704,867
                Other assets less
                liabilities-(2.7%)...............                  (34,028,858)
                                                                --------------
                NET ASSETS-100%
                (offering and redemption
                price of $1.00 per share;
                1,268,586,449 shares
                outstanding).....................               $1,266,676,009
                                                                ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT    - Alternative Minimum Tax
      EDA    - Economic Development Authority
      FGIC   - Financial Guaranty Insurance Company
      HFA    - Housing Finance Agency/Authority
      IDA    - Industrial Development Authority
      IDB    - Industrial Development Board
      IDR    - Industrial Development Revenue
      MFHR   - Multi-Family Housing Revenue
      PCR    - Pollution Control Revenue
      SWDR   - Solid Waste Disposal Revenue
      TAN    - Tax Anticipated Note
      TRAN   - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2002            Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                      $    26,855,036
EXPENSES
   Advisory fee (Note B) .....................................   $     6,703,181
   Distribution assistance and administrative service (Note C)         5,613,574
   Transfer agency (Note B) ..................................           404,716
   Custodian fees ............................................           256,711
   Registration fees .........................................           153,714
   Printing ..................................................           115,108
   Audit and legal fees ......................................            61,928
   Trustees' fees ............................................             2,700
   Miscellaneous .............................................            20,273
                                                                 ---------------
   Total expenses ............................................                           13,331,905
                                                                                    ---------------
   Net investment income .....................................                           13,523,131
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..............                                1,100
                                                                                    ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                      $    13,524,231
                                                                                    ===============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                   Year Ended         Year Ended
                                                                  June 30, 2002      June 30, 2001
                                                                 ===============    ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................................   $    13,523,131    $    41,085,410
   Net realized gain on investment transactions ..............             1,100                 -0-
                                                                 ---------------    ---------------
   Net increase in net assets from operations ................        13,524,231         41,085,410
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .....................................       (13,523,131)       (41,085,410)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) ..........................       (83,463,335)       141,200,793
                                                                 ---------------    ---------------
   Total increase (decrease) .................................       (83,462,235)       141,200,793
NET ASSETS
   Beginning of period .......................................     1,350,138,244      1,208,937,451
                                                                 ---------------    ---------------
   End of period .............................................   $ 1,266,676,009    $ 1,350,138,244
                                                                 ===============    ===============


--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2002                       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $137,408 for the year ended June 30, 2002.

For the year ended June 30, 2002, the Portfolio's expenses were reduced by $696 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2002, the distribution fee amounted to $3,356,215. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2002, such payments by the Portfolio amounted to $2,257,359, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $1,771,739, of which $4,619 expires in 2003 and $1,767,120 expires in 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. The Portfolio utilized $1,100 of capital loss carryforward and $128,701 of capital loss carryforward expired during the current year. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2002, capital paid-in aggregated $1,268,447,748. Transactions, all at $1.00 per share, were as follows:

                                                 Year Ended        Year Ended
                                                  June 30,          June 30,
                                                    2002              2001
                                               ==============    ==============
Shares sold ................................    2,212,982,924     2,749,869,293
Shares issued on reinvestments of dividends        13,523,131        41,085,410
Shares redeemed ............................   (2,309,969,390)   (2,649,753,910)
                                               --------------    --------------
Net increase (decrease) ....................      (83,463,335)      141,200,793
                                               ==============    ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                 Year Ended June 30,
                                                       ======================================================================
                                                          2002           2001           2000           1999           1998
                                                       ==========     ==========     ==========     ==========     ==========
Net asset value, beginning of period ...............   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                       ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
Net investment income ..............................         .010           .029           .029           .024           .028
                                                       ----------     ----------     ----------     ----------     ----------
Less: Dividends
Dividends from net investment income ...............        (.010)         (.029)         (.029)         (.024)         (.028)
                                                       ----------     ----------     ----------     ----------     ----------
Net asset value, end of period .....................   $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                       ==========     ==========     ==========     ==========     ==========
Total Return
Total investment return based on net asset value (a)         1.00%          2.97%          2.89%          2.42%          2.85%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    1,267     $    1,350     $    1,209     $    1,168     $    1,196
Ratio to average net assets of:
    Expenses .......................................          .99%          1.00%          1.00%          1.00%           .98%
    Net investment income ..........................         1.01%          2.92%          2.87%          2.38%          2.81%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolios distributions or the redemption of Portfolios shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS   Alliance Municipal Trust - General Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust-General Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-General Portfolio (the "Fund") at June 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 9, 2002

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                               PORTFOLIOS
                                                                                 IN FUND             OTHER
      NAME, ADDRESS                           PRINCIPAL                          COMPLEX         DIRECTORSHIPS
     AGE OF TRUSTEE                         OCCUPATION(S)                      OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     TRUSTEE            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

John D. Carifa,** 57,            President, Chief Operating Officer                 114            None
1345 Avenue of the Americas,     and a Director of ACMC**, with
New York, NY 10105 (13)          which he has been associated since
                                 prior to 1997.

DISINTERESTED TRUSTEES

Sam Y. Cross, 75                 Since prior to 1997, Executive Vice                 15            He is a director of
200 East 66th Street,            President of The Federal Reserve                                  Fuji Bank and Trust Co.
New York, NY  10021 (10)         Bank of New York and manager for
                                 foreign operations for The Federal
                                 Reserve System. He is
                                 Executive-In-Residence at the
                                 School of International and Public
                                 Affairs, Columbia University. He is
                                 also a director of Fuji Bank and
                                 Trust Co.

Charles H.P. Duell, 64           President of Middleton Place                        15            Trustee Emeritus of
Middleton Place Foundation,      Foundation with which he has been                                 the National Trust for
4300 Ashley River Road,          associated since prior to 1997. He                                Historic Preservation
Charleston,                      is also a Trustee Emeritus of the                                 and Chairman of the
South Carolina 29414 (17)        National Trust for Historic                                       Board of Architectural
                                 Preservation and serves as Chairman                               Review, City of
                                 of the Board of Architectural                                     Charleston
                                 Review, City of Charleston.

William H. Foulk, Jr., 69        An Investment Adviser and an                       109            None
2 Sound View Drive,              Independent Consultant. He was
Suite 100, Greenwich,            formerly Senior Manager of Barrett
CT  06830 (18)                   Associates, Inc., a registered
                                 investment adviser, with which he
                                 had been associated since prior to
                                 1997. He was formerly Deputy
                                 Comptroller of the State of New
                                 York and, prior thereto, Chief
                                 Investment Officer of the New York
                                 Bank for Savings.

David K. Storrs, 58              President and Chief Executive                       15            None
65 South Gate Lane,              Officer of Alternative Investment
Southport, CT  06490 (13)        Group, LLC (an investment firm). He
                                 was formerly President of The
                                 Common Fund (investment management
                                 for educational institutions) with
                                 which he had been associated since
                                 prior to 1997.

Shelby White, 63,                An author and financial journalist.                 15            None
One Sutton Place South,
New York, NY  10022 (10)

                                    Alliance Municipal Trust - General Portfolio
================================================================================

OFFICERS

     NAME, ADDRESS*                POSITION(S) HELD                           PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                              DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman                               See biography above.

Ronald M. Whitehill, 64          President                              Senior Vice President of ACMC** and
                                                                        President and Chief Executive
                                                                        Officer of Alliance Cash Management
                                                                        Services with which he has been
                                                                        associated since prior to 1997.

Kathleen A. Corbet, 42           Senior Vice President                  Executive Vice President of ACMC**
                                                                        with which she has been associated
                                                                        since prior to 1997.

Drew A. Biegel, 51               Senior Vice President                  Vice President of ACMC** with which
                                                                        he has been associated since prior
                                                                        to 1997.

John R. Bonczek, 42              Senior Vice President                  Senior Vice President of AFD** with
                                                                        which he has been associated since
                                                                        prior to 1997.

Doris T. Ciliberti, 38           Senior Vice President                  Vice President of AFD** with which
                                                                        she has been associated since prior
                                                                        to 1997.

Patricia Ittner, 51              Senior Vice President                  Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

Robert I. Kurzweil, 51           Senior Vice President                  Vice President of AFD** with which
                                                                        he has been associated since prior
                                                                        to 1997.

William E. Oliver, 52            Senior Vice President                  Senior Vice President of ACMC**
                                                                        with which he has been associated
                                                                        since prior to 1997.

Raymond J. Papera, 46            Senior Vice President                  Senior Vice President of ACMC**
                                                                        with which he has been associated
                                                                        since prior to 1997.

Frances M. Dunn, 31              Vice President                         Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

William J. Fagan, 40             Vice President                         Assistant Vice President of AFD**
                                                                        with which he has been associated
                                                                        since prior to 1997.

Linda N. Kelley, 41              Vice President                         Assistant Vice President of AFD**
                                                                        with which she has been associated
                                                                        since prior to 1997.

Joseph LaSpina, 41               Vice President                         Vice President of AFD** with which
                                                                        he has been associated since prior
                                                                        to 1997.

Eileen M. Murphy, 30             Vice President                         Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

Maria C. Sazon, 36               Vice President                         Vice President of ACMC** with which
                                                                        she has been associated since prior
                                                                        to 1997.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

     NAME, ADDRESS*                POSITION(S) HELD                 PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                    DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------
Edmund P. Bergan, Jr., 52        Secretary                  Senior Vice President and the
                                                            General Counsel of AFD** and AGIS**
                                                            with which he has been associated
                                                            since prior to 1997.

Mark D. Gersten, 51              Treasurer and Chief        Senior Vice President of AGIS** and
                                 Financial Officer          Vice President of AFD** with which
                                                            he has been associated since prior
                                                            to 1997.

Thomas R. Manley, 50             Controller                 Vice President of ACMC** with which
                                                            he has been associated since prior
                                                            to 1997

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AFD, ACL and AGIS are affiliates of the Fund.

      The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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                                                                              23

Alliance Municipal Trust - General Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTAR0602